ALLOWANCES AND PROVISIONS - NON CURRENT AND CURRENT	12 Months Ended
Dec. 31, 2019
Provisions [abstract]
ALLOWANCES AND PROVISIONS - NON CURRENT AND CURRENT
ALLOWANCES AND PROVISIONS – NON CURRENT AND CURRENT

Provisions and allowances - Non current
	Liabilities	Liabilities
	Legal claims and other matters	Asset retirement obligation

Year ended December 31, 2019
Values at the beginning of the year	643,950	24,554
Translation differences	(25,701)	1,077
Additions	2,689	925
Reversals	(4,417)	—
Uses	(3,170)	—

At December 31, 2019	613,351	26,556

Year ended December 31, 2018

Values at the beginning of the year	768,517	27,829
Effect of initial inflation adjustment (note 4 (cc))	1,315	—
Translation differences	(113,571)	82
Additions	6,438	5,383
Reversals	(14,097)	(8,740)
Uses	(4,652)	—

At December 31, 2018	643,950	24,554

19.	ALLOWANCES AND PROVISIONS – NON CURRENT AND CURRENT (continued)

Provisions and allowances - Current	Deducted from assets		Liabilities
	Allowance for doubtful accounts	Obsolescence allowance	Asset retirement obligation

Year ended December 31, 2019

Values at the beginning of the year	14,346	55,454	9,851
Translation differences	(285)	(458)	348
Additions	787	18,036	5,201
Reversals	(1,080)	(9,623)	—
Uses	(807)	(1,242)	(6,898)

At December 31, 2019	12,961	62,167	8,502

Year ended December 31, 2018

Values at the beginning of the year	16,543	36,197	2,659
Effect of initial inflation adjustment (note 4 (cc))	202	6,530	—
Translation differences	(2,076)	(2,384)	(10)
Additions	2,732	22,822	7,659
Reversals	(1,103)	(5,500)	—
Uses	(1,952)	(2,211)	(457)

At December 31, 2018	14,346	55,454	9,851